Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ (202.6)	$ 108.0
Depletion, depreciation and impairment	662.4	211.0
Financing	20.3	22.1
Share-based compensation	8.2	8.0
Unrealized risk management loss (gain)	4.7	(5.6)
Deferred income tax (recovery)	(62.5)	35.6
Government decommissioning assistance	0.0	0.4
Decommissioning expenditures	(23.9)	(26.6)
Onerous office lease settlements	(9.0)	(9.0)
Settlement of RSUs	0.0	(4.8)
Change in non-cash working capital	(35.7)	13.6
Cash flows from (used in) operating activities	361.9	352.7
Investing activities
Capital expenditures	(343.1)	(292.5)
Property acquisitions, net	(83.4)	(0.6)
Change in non-cash working capital	(4.0)	(0.5)
Cash flows from (used in) investing activities	(430.5)	(293.6)
Financing activities
Increase in long-term debt	117.5	2.5
Issuance of term loan	50.0	0.0
Repayment of term loan	(50.0)	0.0
Repayment of senior unsecured notes	(3.2)	(10.3)
Financing fees paid	(1.8)	(0.8)
Lease liabilities settlements	(2.0)	(3.7)
Exercised compensation plans	(1.2)	0.3
Repurchase of common shares	(41.7)	(47.4)
Cash flows from (used in) financing activities	67.6	(59.4)
Change in cash and cash equivalents	(1.0)	(0.3)
Cash and cash equivalents, beginning of year	0.5	0.8
Cash and cash equivalents (overdraft), end of year	(0.5)	0.5
Supplementary information
Cash interest paid	$ 32.1	$ 27.5